Distribution Restrictions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 2,487,196	$ 2,269,393
Description of provisions on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	(i) the total debt ratio is equal to or greater than 6.0 to 1 or (ii) the senior debt ratio is equal to or greater than 3.5 to 1.
Debt ratio	6.0
Description of actual position on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	The total debt ratio was less than 6.0 to 1 and Lamar Media's senior debt ratio was less than 3.5 to 1; therefore, dividends or distributions to Lamar Advertising were not subject to any additional restrictions under the senior credit facility.
Debt ratio related to actual position on senior credit facility	6.0
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Senior debt ratio	3.5
Senior Subordinated Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior debt ratio	3.5